OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES	12 Months Ended
Dec. 31, 2017
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES

26.  OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES

The breakdown of operation, maintenance and telecommunication service expenses is as follows:

	2015	2016	2017
Operation and maintenance	15,129	17,047	19,929
Radio frequency usage charges (Note 33c.i)	3,626	3,687	4,276
Cost of IT services	882	1,563	2,648
Leased lines and CPE	1,913	2,578	2,607
Concession fees and USO charges	2,230	2,217	2,249
Cost of sales of handset (Note 7)	1,493	1,481	1,544
Electricity, gas and water	1,014	960	1,037
Cost of SIM cards and vouchers (Note 7)	444	624	914
Tower leases	646	322	472
Vehicles rental and supporting facilities	296	367	301
Insurance	312	256	294
Others	131	161	332
Total	28,116	31,263	36,603

Refer to Note 31 for details of related party transactions.